Law Offices

Drinker Biddle & Reath

Philadelphia National Bank Building

1345 Chestnut Street

Philadelphia, PA  19107-3496

Telephone: (215) 988-2700

Telex: 834684

Fax: (215) 988-2757



November 4, 1996





VIA EDGAR TRANSMISSION



Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, N.W.

Washington, D.C.  20549





        Re:     Portico Funds, Inc.

                (1933 Act Registration No. 33-18255)

                (1940 Act Registration No. 811-5380)



Ladies and Gentlemen:



                On behalf of Portico Funds, Inc. (the "Company") and pursuant to Rule 497(e) of the Securities Act of 1933, filed herewith are
(1) the Supplement dated November 4, 1996 to the prospectus dated February 20, 1996 for the Retail Shares of the Balanced
Fund, Growth and Income Fund, Equity Index Fund, MidCore Growth
Fund, Special Growth Fund and International Equity Fund and (2) the Supplement dated November 4, 1996 to the prospectus dated
February 20, 1996 for Retail Shares of the Short-Term Bond
Market Fund, Intermediate Bond Market Fund, Tax-Exempt
Intermediate Bond Fund, and Bond IMMDEXtm Fund.



                If you have any questions or comments regarding this filing, do not hesitate to contact me at (215) 988-1152.





                                              Very truly yours,





                                              /s/ Kenneth L. Greenberg, Esq.